INCOME TAXES - NET OPERATING LOSSES AND TAX CREDIT CARRYFORWARDS (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Valuation allowances	$ 31	$ 34
U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
NOLs	5,514
Tax credits	62
U.S. Federal [Member] | General general business tax credits [Member]
Operating Loss Carryforwards [Line Items]
Tax credits	329
U.S. state [Member]
Operating Loss Carryforwards [Line Items]
NOLs	2,836
U.S. state [Member] | General general business tax credits [Member]
Operating Loss Carryforwards [Line Items]
Tax credits	44
U.S. state [Member] | Deferred Tax Assets, Operating Loss and Tax Credit Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowances	30	28
Non-U.S. [Member]
Operating Loss Carryforwards [Line Items]
NOLs and tax credits	843
Non-U.S. [Member] | Deferred Tax Assets, Operating Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Valuation allowances	1	$ 6
San Diego Gas and Electric Company [Member] | U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
NOLs	39
San Diego Gas and Electric Company [Member] | U.S. Federal [Member] | General general business tax credits [Member]
Operating Loss Carryforwards [Line Items]
Tax credits	19
Southern California Gas Company [Member] | U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
NOLs	289
Southern California Gas Company [Member] | U.S. Federal [Member] | General general business tax credits [Member]
Operating Loss Carryforwards [Line Items]
Tax credits	$ 12